S000016651 [Member] Investment Strategy - ClearBridge Appreciation Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]
The fund invests primarily in equity securities of U.S. companies. The fund typically invests in medium and large capitalization companies, but may also invest in small capitalization companies.
The fund may invest up to 20% of its net assets in the equity securities of foreign issuers.